UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Carlton, Hoffferkamp & Jenks Wealth Management, LLC
Address: 10200 Grogan's Mill Road, Suite 340,
The Woodlands, TX 77382
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    James C. Carlton
Title:   Managing Director
Phone:   281-298-2700
Signature, Place, and Date of Signing:

    James C. Carlton   The Woodlands, TX   July 26, 2011

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  37,327



List of Other Included Managers:

No.  13F File Number    Name

NAME OF ISSUER              TITLE OF CLASSCUSIP     VALUE (X$1000SHARES/PSH/PPUT/CINVSTMT SOLE  SHARED NONE
EXXON MOBIL CORPORATION     COM           30231G102         3,472   40585SH       SOLE                 40585
ISHARES TR BARCLAYS BONDBARCCOM           464287457         2,163   25639SH       SOLE                 25639
PEPSICO INCORPORATED        COM           713448108         1,983   28074SH       SOLE                 28074
A T & T INC NEW             COM           00206R102         1,787   50116SH       SOLE                 50116
SCH ST US TRSR ETF          COM           808524862         1,584   31408SH       SOLE                 31408
ABBOTT LABORATORIES         COM           2824100           1,532   23771SH       SOLE                 23771
BRISTOL-MYERS SQUIBB CO     COM           110122108         1,523   42384SH       SOLE                 42384
VERIZON COMMUNICATIONS      COM           92343V104         1,478   33262SH       SOLE                 33262
SCHLUMBERGER LTD       F    COM           806857108         1,385   21338SH       SOLE                 21338
CONOCOPHILLIPS              COM           20825C104         1,377   24657SH       SOLE                 24657
PROCTER & GAMBLE            COM           742718109         1,245   20329SH       SOLE                 20329
CLOROX COMPANY              COM           189054109         1,158   15986SH       SOLE                 15986
GENERAL ELECTRIC COMPANY    COM           369604103         1,074   51545SH       SOLE                 51545
KRAFT FOODS INC             COM           50075N104         1,049   27165SH       SOLE                 27165
JOHNSON & JOHNSON           COM           478160104         1,005   14881SH       SOLE                 14881
COSTCO WHSL CORP NEW        COM           22160K105           900    9475SH       SOLE                  9475
FLUOR CORPORATION NEW       COM           343412102           795   16126SH       SOLE                 16126
FREEPORT MCMORAN COPPER     COM           35671D857           733   21525SH       SOLE                 21525
APPLE INC                   COM           37833100            732    1254SH       SOLE                  1254
MC DONALDS CORP             COM           580135101           657    7425SH       SOLE                  7425
ALTRIA GROUP INC            COM           02209S103           643   18611SH       SOLE                 18611
DU PONT E I DE NEMOUR&CO    COM           263534109           628   12431SH       SOLE                 12431
INTEL CORP                  COM           458140100           598   22454SH       SOLE                 22454
EMERSON ELECTRIC CO         COM           291011104           570   12252SH       SOLE                 12252
SPDR BARCLAYS CAPITAL   HIGHCOM           78464A417           569   14435SH       SOLE                 14435
ENSCO PLC CLASS A      FCLASCOM           29358Q109           519   11050SH       SOLE                 11050
FORD MOTOR COMPANY NEW      COM           345370860           511   53300SH       SOLE                 53300
MICROSOFT CORP              COM           594918104           504   16483SH       SOLE                 16483
DISNEY WALT CO              COM           254687106           485   10013SH       SOLE                 10013
3M COMPANY                  COM           88579Y101           476    5320SH       SOLE                  5320
ISHARES TR BARCLAYS BONDBARCCOM           464288646           472    4517SH       SOLE                  4517
PHILLIPS 66                 COM           718546104           390   11757SH       SOLE                 11757
MACYS INC                   COM           55616P104           375   10925SH       SOLE                 10925
BLKROCK CR ALLO INCOME  TRUSCOM           92508100            326   24650SH       SOLE                 24650
THE SOUTHERN COMPANY        COM           842587107           309    6674SH       SOLE                  6674
MERCK & CO INC NEW          COM           58933Y105           302    7235SH       SOLE                  7235
PIEDMONT OFFICE RLTY TR CLASCOM           720190206           297   17275SH       SOLE                 17275
QUALCOMM INC                COM           747525103           292    5260SH       SOLE                  5260
NUCOR CORP                  COM           670346105           267    7050SH       SOLE                  7050
ENTERPRISE PRD PRTNRS LP    COM           293792107           260    5075SH       SOLE                  5075
PFIZER INCORPORATED         COM           717081103           258   11230SH       SOLE                 11230
E M C CORP MASS             COM           268648102           240    9400SH       SOLE                  9400
LOWES COMPANIES INC         COM           548661107           240    8441SH       SOLE                  8441
ALLEGIANCE BANCSHARES   ** PCOM           01748H107 N/A             63500SH       SOLE                 63500
BLUESTAR HEALTH INC  XXXREGICOM           09624G101 N/A             30000SH       SOLE                 30000
WEATHERFORD INTL LTD   F    COM           H27013103           164   13000SH       SOLE                 13000